NET TRADING INCOME (LOSS) (Details) - COP ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of net trading income [line items]
Net income (loss) on derivatives	$ (257,762)	$ 415,640	$ (2,581,265)
Total net trading income (loss)	1,402,013	1,401,734	(919,165)
Financial derivatives
Disclosure of net trading income [line items]
Net income (loss) on derivatives	(35,075)	652,933	(2,438,839)
Marketable derivatives
Disclosure of net trading income [line items]
Net income (loss) on derivatives	(222,687)	(237,293)	(142,426)
Trading securities [member]
Disclosure of net trading income [line items]
Fixed income (loss) securities	979,558	408,849	1,029,018
Equities	680,217	577,245	633,082
Total net trading income (loss)	$ 1,659,775	$ 986,094	$ 1,662,100